COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2013
Common stock outstanding	3,300,000
Stock-based compensation expense	$ 470,185	$ 486,271
2014 Plan [Member]
Common stock outstanding		3,900,000
Shares available for future grants		9,100,000
Warrant [Member]
Common stock outstanding		8,797,130
Stock Options [Member]
Common stock outstanding	3,300,000	3,900,000
Unrecognized total compensation cost related to unvested awards		$ 325,316
Weighted average remaining life		9 years 11 months 16 days